Concentration Risks	12 Months Ended
Mar. 31, 2026
Concentration Risks [Abstract]
CONCENTRATION RISKS

NOTE 6 — CONCENTRATION RISKS

Geographical information

The Group’s operations are located in Hong Kong and all of the Group’s revenue is derived from sales in Hong Kong. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of revenue are as below:

	2026	2025		2024
Customer A	$1,410,707	$	*	$2,581,838
Customer B	*		*	2,002,134
Customer C	*		2,343,203	-
Customer D	1,619,061
Total revenue	$13,433,507		$20,313,818	$16,688,364

*	The revenue of this customer is not over 10% of total revenue of the Company.

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	2026	2025	2024
Supplier A	$3,312,503	$2,455,561	$2,794,019
Supplier B	*	2,234,603	*
Supplier C	*	2,021,643	*
Supplier D	1,635,448	*	*
Total purchase	$12,047,198	$17,898,659	$13,129,699

*	The purchase from this supplier is not over 10% of total purchase of the Company.